Schedule of Organizational Structure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
State of Incorporation	NV
Net loss available to common stockholders	$ 3,695,535	$ 776,177	$ 8,127,444		$ 3,319,612
Net cash used in operations	243,388	128,241	1,634,483		709,990
Accumulated deficit	50,449,379		46,753,844		38,626,400
Stockholders' deficit	17,880,668	$ 10,245,027	17,332,174		$ 9,469,845	$ 7,040,011
Working capital deficit	18,734,145		10,688,767
Cash	$ 1,337,285		$ 350,231
Nightfood Holdings Inc [Member]
Incorporation Date	Nov. 22, 2022		Nov. 22, 2022
State of Incorporation	NV		NV
Nightfood Inc [Member]
Incorporation Date	Jan. 14, 2010		Jan. 14, 2010
State of Incorporation	NY		NY
Future Hospitality Ventures Holdings Inc [Member]
Incorporation Date	Oct. 25, 2024		Oct. 25, 2024
State of Incorporation	NV		NV
SWC Group Inc [Member]
Incorporation Date	Jul. 19, 2004		Jul. 19, 2004	[1]
State of Incorporation	CA		CA	[1]
Skytech Automated Solutions Inc [Member]
Incorporation Date	Oct. 06, 2023		Oct. 06, 2023	[1]
State of Incorporation	DE		DE	[1]
Holiday Inn Victorville [Member]
Incorporation Date	Feb. 26, 2014
State of Incorporation	CA
Hilton Rancho Mirage [Member]
Incorporation Date	Jul. 05, 2013
State of Incorporation	CA

[1]	Acquired on March 31, 2025.